GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill change in carrying amount (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
Change in the carrying amount of goodwill
Balance at beginning of the period		¥ 32,523,983	¥ 31,011,902
Acquisition of Puhua Technology or Qihuang Huizhi		997,123	1,512,081
Disposal of Puhua Technology		(1,512,081)
Balance at end of the period	$ 4,919,697	¥ 32,009,025	¥ 32,523,983